Description of Business and Organization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

1.          Description of Business and Organization

We are a leading global cruise company which operates the Norwegian Cruise Line, Oceania Cruises and Regent Seven Seas Cruises brands. As of December 31, 2019, we had 27 ships with approximately 58,400 Berths and had orders for 10 additional ships to be delivered through 2027, subject to certain conditions.

Seven Seas Splendor was delivered in January 2020. We refer you to Note 18 – “Subsequent Events” for additional information. We have one additional Explorer Class Ship on order for delivery in the fall of 2023. We have two Allura Class Ships on order for delivery in the winter of 2022 and spring of 2025. Project Leonardo will introduce an additional six ships with expected delivery dates through 2027. The addition of these 10 ships to our fleet will increase our total Berths to approximately 82,000.

Norwegian commenced operations from Miami in 1966. In February 2011, NCLH, a Bermuda limited company, was formed with the issuance to the Sponsors of, in aggregate, 10,000 ordinary shares, with a par value of $0.001 per share. In January 2013, NCLH completed its IPO and the ordinary shares of NCLC, all of which were owned by the Sponsors, were exchanged for the ordinary shares of NCLH, and NCLH became the owner of 100% of the ordinary shares and parent company of NCLC (the “Corporate Reorganization”). At the same time, NCLH contributed $460.0 million to NCLC and the historical financial statements of NCLC became those of NCLH. The Corporate Reorganization was affected solely for the purpose of reorganizing our corporate structure. As a result of the Secondary Equity Offerings, as of December 2018, the Sponsors no longer owned the ordinary shares they held in NCLH.

In November 2014, we completed the Acquisition of Prestige. We believe that the combination of Norwegian and Prestige creates a cruise operating company with a rich product portfolio and strong market presence.